Nature of Business and Organization (Details) - USD ($)	Feb. 20, 2025	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares, shares authorized			400,000,000	400,000,000
Voting rights		1
Ordinary shares, shares issued			43,891,200	42,291,200
Ordinary shares, par value per share (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding			43,891,200	42,291,200
Class B Ordinary Shares [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares, shares authorized			100,000,000	100,000,000
Voting rights		(50)
Ordinary shares, shares issued			100,000,000	100,000,000
Ordinary shares, par value per share (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding			100,000,000	100,000,000
Class B Ordinary Shares [Member] | Two Shareholders [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares, shares issued			100,000,000
Ordinary shares, par value per share (in Dollars per share)			$ 0.0001
IPO [Member]
Nature of Business and Organization (Details) [Line Items]
Shares consummated	1,600,000
Share price (in Dollars per share)	$ 0.0001
Offering price per share. (in Dollars per share)	$ 5
Total gross proceeds (in Dollars)	$ 8,000,000
Net proceeds initial public offering (in Dollars)	$ 7,230,000
IPO [Member] | Class A Ordinary Shares [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares, par value per share (in Dollars per share)	$ 0.0001
Shares consummated	1,600,000
Share price (in Dollars per share)	$ 5
Anbio Biotechnology [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares, shares authorized		500,000,000
Anbio Biotechnology [Member] | Class A Ordinary Shares [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares, shares authorized		400,000,000
Anbio Biotechnology [Member] | Class B Ordinary Shares [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares, shares authorized		100,000,000